Summary Of Significant Accounting Policies (Schedule Of Weighted Average Lives Of Property And Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Building And Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	9 years 4 months 24 days
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	14 years 1 month 6 days
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	5 years 6 months
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	4 years 1 month 6 days
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	4 years 8 months 12 days